Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

was no effect on net income, equity or cash flows. The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported	Currently Reported
	Interest Income	Noninterest Income
Twelve months ended September 30, 2014
Realized gain (loss) on derivatives	$(18,255)	$(18,255)

Twelve months ended September 30, 2013
Realized gain (loss) on derivatives	$(14,217)	$(14,217)

Twelve months ended September 30, 2012
Realized gain (loss) on derivatives	$(9,931)	$(9,931)

The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported		Currently Reported
	Interest Income	Noninterest Expense	Noninterest Income
Twelve months ended September 30, 2014
Unrealized gain (loss) on derivatives	$—	$11,922	$—	$11,922
Loan fair value change related to interest rates	(11,922)	—	(11,922)	—
Loan fair value change related to credit quality	18	—	18	—

	$(11,904)	$11,922	$(11,904)	$11,922

The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported	Currently Reported
	Interest Income	Noninterest Income
Twelve months ended September 30, 2014
Realized gain (loss) on derivatives	$(18,255)	$(18,255)

Twelve months ended September 30, 2013
Realized gain (loss) on derivatives	$(14,217)	$(14,217)

Twelve months ended September 30, 2012
Realized gain (loss) on derivatives	$(9,931)	$(9,931)

 The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported		Currently Reported
	Interest Income	Noninterest Expense	Noninterest Income
Twelve months ended September 30, 2014
Unrealized gain (loss) on derivatives	$—	$11,922	$—	$11,922
Loan fair value change related to interest rates	(11,922)	—	(11,922)	—
Loan fair value change related to credit quality	18	—	18	—

	$(11,904)	$11,922	$(11,904)	$11,922

Twelve months ended September 30, 2013
Unrealized gain (loss) on derivatives	$—	$(40,305)	$—	$(40,305)
Loan fair value change related to interest rates	40,305	—	40,305	—
Loan fair value change related to credit quality	855	—	855	—

	$41,160	$(40,305)	$41,160	$(40,305)

Twelve months ended September 30, 2012
Unrealized gain (loss) on derivatives	$—	$19,369	$—	$19,369
Loan fair value change related to interest rates	(19,369)	—	(19,369)	—
Loan fair value change related to credit quality	4,276	—	4,276	—

	$(15,093)	$19,369	$(15,093)	$19,369